Acquisitions and Business Combinations - Disclosure of Goodwill Acquired (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about business combination [line items]
Goodwill	$ 36.0	$ 45.0
Moab Khotsong
Disclosure of detailed information about business combination [line items]
Cash transferred	300.0	0.0
Fair value of net identifiable assets acquired	(277.0)	0.0
Goodwill	$ 23.0	$ 0.0